Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2023	Feb. 01, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer			3.00%	2.50%
Minimum leverage Ratio			3.50%
Minimum TLAC ratio			21.50%
Minimum TLAC leverage ratio			6.75%
Normal Course Issuer Bid [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Normal course issuer bid expiration date		Dec. 12, 2022
Shares repurchased during the period shares		1,800,000
Shares repurchased weighted average price		$ 74.43
Shares repurchased during the period value		$ 134
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer			3.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge			1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio			11.00%
Tier 1 capital ratio			12.50%
Total capital ratio			14.50%
Non Cumulative Rate Reset Class A Preferred Shares Series 47 [member] | January 31, 2028 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowins adjustment to dividend payable basis	January 31, 2023
Dividend rate	5.878%
Dividend payable expiration period	5 years